INTANGIBLE ASSETS	9 Months Ended
Aug. 31, 2022
Intangible Assets
INTANGIBLE ASSETS

11.	INTANGIBLE ASSETS

	Video Game Catalogues	Platform Coding and Technology	Distribution Libraries	Customer Relation- ships	Brands	Total
	$	$	$	$	$	$
Cost:
At November 30, 2020	1,130,960	3,325,000	-	-	-	4,455,960
Additions - acquisition of IndieFlix (Note 3)	-	-	3,695,673	-	-	3,695,673
Impairments	(890,445)	(3,324,000)	-	-	-	(4,214,445)
At November 30, 2021	240,515	1,000	3,695,673	-	-	3,937,188
Additions	-	25,000	-	-	-	25,000
Additions - acquisition of DCU (Note 3)	-	565,800	-	923,000	402,000	1,890,800
At August 31, 2022	240,515	591,800	3,695,673	923,000	402,000	5,852,988

Amortization:
At November 30, 2020	164,118	-	-	-	-	164,118
Additions	75,397	-	61,595	-	-	136,992
At November 30, 2021	239,515	-	61,595	-	-	301,110
Additions	1,000	95,077	277,175	153,834	-	527,086
At August 31, 2022	240,515	95,077	338,770	153,834	-	828,196

Net book value:
At November 30, 2021	1,000	1,000	3,634,078	-	-	3,636,078
At August 31, 2022	-	496,723	3,356,903	769,166	402,000	5,024,792

During the year ended November 30, 2020, the Company acquired platform coding for a cash payment of $3,325,000 which was under development and put into use in March 2022.

During the year ended November 30, 2021, the Company acquired distribution libraries valued at $3,695,673 on the acquisition of IndieFlix (Note 3). During the nine months ended August 31, 2022, the Company acquired technology valued at $565,800, customer relationships valued at 923,000, and a brand valued at $402,000 on the acquisition of DCU (Note 3).

During the year ended November 30, 2021, the Company determined that the video game catalogues and platform coding should be impaired resulting in the Company recognizing an impairment of intangible assets of $4,214,445.

Amortization of the distribution libraries is included in cost of sales.